ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Entity Incorporation, State or Country Code	E9
Ascendium Group Limited ("Ascendium") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Sep. 10, 2007
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
China Medical Services Holdings Limited ("CMS Holdings")
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 18, 2008
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
King Cheers Holdings Limited ("King Cheers") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 18, 2001
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. ("Aohua Technology ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Feb. 21, 2008
Percentage of ownership by the Company	46.56%
Principal activities	Leasing of medical equipment and provision of management services
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 21, 2003
Percentage of ownership by the Company	100.00%
Principal activities	Leasing of medical equipment and provision of management services
Meizhong Jiahe Medical Technology Development Group Co., Ltd. ("MHM") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 23, 2008
Percentage of ownership by the Company	46.56%
Principal activities	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 26, 2007
Percentage of ownership by the Company	46.56%
Principal activities	Provision of management services
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 22, 2010
Percentage of ownership by the Company	100.00%
Principal activities	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 29, 2011
Percentage of ownership by the Company	37.25%
Principal activities	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 03, 2013
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Shanghai Concord Cancer Center SHC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 17, 2014
Percentage of ownership by the Company	46.83%
Principal activities	Medical treatment and service business
Datong Meizhong Jiahe Cancer Center ("DTMZ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 23, 2014
Percentage of ownership by the Company	46.56%
Principal activities	Medical treatment and service business
Wuxi Concord Medical Development Ltd.Wuxi Concord" [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Dec. 29, 2015
Percentage of ownership by the Company	100.00%
Principal activities	Provision of management services
Beijing Concord Medical Technology Ltd.("BJCMT") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 04, 2016
Percentage of ownership by the Company	100.00%
Principal activities	Provision of management services
Guofu Huimei Tianjin investment management partnership [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Beijing Century Friendship Science & Technology Development Co., Ltd ("Beijing Century Friendship") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	100.00%
Principal activities	Provision of management services and investment holding
Beijing Proton Medical Center Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	80.00%
Principal activities	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Centers Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 08, 2018
Percentage of ownership by the Company	43.81%
Principal activities	Medical treatment and service business
Tianjin Jiatai Entity Management limited Partnership [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Shanghai Rongchi Medical Management Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding and provision of management services
Oriental Light Group Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	16.57%
Principal activities	Medical treatment and service business
Wuxi Meizhong Jiahe Cancer Center [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Nov. 18, 2019
Percentage of ownership by the Company	98.57%
Principal activities	Medical treatment and service business
Yinchuan Meizhong Jiahe Internet Hospital Ltd. ("YCIH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 18, 2020
Percentage of ownership by the Company	46.56%
Principal activities	Medical treatment and service business
US Proton Therapy Holdings Limited ("US Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 29, 2011
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
US Proton Therapy Holdings Limited ("Proton BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 16, 2011
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Concord Medical Services (International) Pte. Ltd. ("China Medstar") (formerly known as China Medstar Pte. Limited) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 08, 2003
Percentage of ownership by the Company	100.00%
Principal activities	Investment holding
Guangzhou Concord Hospital Management Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 21, 2020
Percentage of ownership by the Company	32.59%
Principal activities	Investment holding
Guangzhou Concord Medical Cancer Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 21, 2020
Percentage of ownership by the Company	32.59%
Principal activities	Medical treatment and service business
Guangzhou Concord Medical Technology Innovation Center Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 22, 2021
Percentage of ownership by the Company	46.56%
Principal activities	Technical service
Beijing Healthingkon Technology Co Ltd ("Healthingkon") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 04, 2021
Percentage of ownership by the Company	12.26%
Principal activities	Leasing of medical equipment and technical service